Accounts Payable and Accrued Liabilities (Expressed in Canadian $000's except per share amounts) (Tables)	12 Months Ended
Sep. 30, 2013
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	September 30,	September 30,
	2013	2012
	$	$
Trade accounts payable	1,064	1,078
Accrued liabilities	111	217
Total accounts payable and accrued liabilities	1,175	1,295